Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	[1]	Dec. 31, 2018	[1]
Profit or loss [abstract]
Sales of goods and services rendered	$ 817,764	$ 887,138		$ 793,239
Cost of goods sold and services rendered	(611,946)	(671,173)		(609,965)
Initial recognition and changes in fair value of biological assets and agricultural produce	122,729	68,589		16,195
Changes in net realizable value of agricultural produce after harvest	7,005	1,825		(909)
Margin on manufacturing and agricultural activities before operating expenses	335,552	286,379		198,560
General and administrative expenses	(53,428)	(57,202)		(56,080)
Selling expenses	(95,058)	(106,972)		(90,215)
Other operating income, net	1,987	(822)		104,232
Profit from operations	189,053	121,383		156,497
Finance income	26,054	8,979		8,394
Finance costs	(213,776)	(126,111)		(163,937)
Other financial results - Net gain of inflation effects on the monetary items	12,064	16,911	[2]	(25,211)	[2]
Financial results, net	(175,658)	(100,221)		(180,754)
Profit / (Loss) before income tax	13,395	21,162		(24,257)
Income tax (expense) / benefit	(12,325)	(20,820)		1,024
Profit / (Loss) for the year	1,070	342	[2]	(23,233)	[2]
Attributable to:
Equity holders of the parent	412	(772)		(24,622)
Non-controlling interest	$ 658	$ 1,114		$ 1,389
Earnings / (Loss) per share from operations attributable to the equity holders of the parent during the year:
Basic earnings per share (USD per share)	$ 0.003	$ (0.007)		$ (0.211)
Diluted earnings per share (USD per share)	$ 0.003	$ (0.007)		$ (0.211)

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within financial results as explained in Note 34.1.
[2]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within financial results as explained in Note 34.1